FINANCIAL INSTRUMENTS (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 119	¥ 824	¥ 1,710
Bills receivables	1,232	8,500
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Bills receivables
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	119	824	1,710
Bills receivables	1,232	8,500
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Bills receivables